Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($) yr $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) yr $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 10.84		$ 9.53
Award life (weighted average) | yr	5.7		5.6
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 2,888		$ 2,888		$ 2,595
Expense for awards recognized | $	$ 600	$ 400	$ 1,649	$ 1,212
Employees [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 10.97		$ 5.32
Non-executive directors [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 0.025		$ 0.025
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 3,500		$ 3,500		$ 2,000
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Expected volatility	83.00%		83.00%
Risk-free interest rate	4.11%		3.50%
Top of Range [Member]
Weighted average assumptions [Abstract]
Expected volatility	87.00%		88.00%
Risk-free interest rate	4.62%		4.62%